RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Plan invests in shares of mutual funds and collective trusts managed by an affiliate of VFTC, which acts as the Trustee for Plan investments.
In addition, shares of Company common stock included in the Quaker Chemical Corporation Stock Fund are offered as an investment to Plan participants. As of December 31, 2025 and 2024, the Plan held approximately 78,721 and 88,416 shares of common stock of Quaker Chemical Corporation, respectively, with a fair value of $10,809,221 and $12,445,378, respectively. Total sales at market value related to the Quaker Chemical Corporation Stock Fund were $896,727 and $572,015 for the years ended December 31, 2025 and 2024, respectively. Total contributions into the Quaker Chemical Corporation Stock Fund were $127,229 and $174,343 for the years ended December 31, 2025 and 2024, respectively. Transactions in such investments qualify as party-in-interest transactions and are exempt from the prohibited transaction rules.
Participant notes receivable qualify as party-in-interest transactions and are exempt from the prohibited transaction rules.